Financial risk management activities	3 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial risk management activities	Financial risk management activities
Fair value hierarchy
The group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1:    quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:    inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:    inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, trade, other receivables and other assets and trade and other payables
The carrying amounts approximate fair value due to their short-term nature.

Investments
Listed equity investments classified as fair value through other comprehensive income (FVTOCI) and fair value through profit and loss (FVTPL) are carried at fair value in level 1 of the fair value hierarchy .
Borrowings
The rated bonds are carried at amortised cost and their fair values, in level 1 of the fair value hierarchy, are their closing market values at the reporting date which results in the difference noted in the table below. The interest rate on the remaining borrowings is reset on a short-term floating rate basis and accordingly the carrying amount is considered to approximate the fair value.

	As at	As at	As at
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Carrying amount	1,919	3,480	1,931
Fair value	2,043	3,477	2,131

Other financial assets and financial liabilities
The following tables set out the group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy:
Types of instruments:

Securities
		Mar	2021			Mar	2020			Dec	2020
	Unaudited				Unaudited				Audited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value:
Other equity securities FVTPL (1)	—			—	14			14				—
Other equity securities FVOCI	127			127	47			47	186			186
Deferred compensation asset			28	28							28	28

Financial liabilities measured at fair value:
Gold and oil derivative contracts (2)						13		13

(1) Included in equity securities - FVTPL are amounts transferred to held for sale
(2) The fair values of the gold and oil derivative contracts are determined by using the applicable valuation models for each type with the key inputs being forward prices, the number of outstanding ounces or barrels on open contracts and volatilities.

Level 3 financial assets

On 12 February 2020, AngloGold Ashanti announced that it had reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited (Harmony). The transaction closed on 30 September 2020. Consideration for the transaction is in cash and deferred payments, subject to subsequent performance, and with additional proceeds if the West Wits assets are developed below current infrastructure.

The two components of the deferred compensation assets are calculated as follows:
a.$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021. Using a probability weighted calculation of unobservable market data and estimated with reference to expected underlying discounted cash flows a deferred compensation asset of $28m is being recognised in the statement of financial position as at 31 March 2021. If the weighted number of ounces used in the weighted probability calculation increases with 10% over the period calculated, the asset value would increase with approximately $3m and if the weighted number of ounces used in the weighted probability calculation decreases with 10% over the period calculated the value of the asset would decrease with approximately $3m. The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

b.$20 per ounce payable on underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) below the datum of current infrastructure. At transaction date this constituted 8.53 million ounces of reserves. The consideration is dependent on Harmony developing below infrastructure. The performance of this obligation is outside the influence of AngloGold Ashanti as it depends on Harmony’s future investment decisions. Under the conditions prevailing as at 31 March 2021 no portion of deferred compensation below infrastructure has been recognised.

Environmental obligations
Pursuant to environmental regulations in the countries in which we operate, in connection with plans for the eventual end-of-life of our mines, we are obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.

In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, we may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.
In Australia, since 2014, we have paid into a Mine Rehabilitation Fund an amount of AUD $8.2m for a current carrying value of the liability of AUD $134.9m. At Iduapriem, we have provided a bond comprising of a cash component of $10.2m with a further bond guarantee amounting to $38.6m issued by Ecobank Ghana Limited and Standard Chartered Bank Ghana Ltd for a current carrying value of the liability of $52m. At Obuasi, we have provided a bond comprising of a cash component of $21.34m with a further bank guarantee amounting to $30m issued by Stanbic Bank Ghana Limited and United Bank for Africa Ghana Limited (UBA) for a current carrying value of the liability of $198.2m. In some circumstances we may be required to post further bonds in due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.